BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2021
BORROWINGS
Schedule of long term borrowings

	December 31,
	2020	2021
	RMB’000	RMB’000	US$’000

Long-term bank loan	319,941	168,739	26,479
Less: current portion	(319,941)	(168,739)	(26,479)
Total	—	—	—